Investment Portfolioas of March 31, 2026 (Unaudited)
DWS High Income VIP
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 91.0%
Communication Services 20.1%
Altice Financing SA, REG S, 3.0%, 1/15/2028	EUR	100,000	80,595
Altice France SA:
144A, 4.75%, 10/15/2030	EUR	152,439	166,785
144A, 6.875%, 10/15/2030		152,439	145,823
AMC Networks, Inc., 144A, 10.5%, 7/15/2032		122,000	120,405
APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/2031		175,000	173,726
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028 (b)		95,000	90,982
CCO Holdings LLC:
144A, 4.25%, 2/1/2031		165,000	150,390
144A, 4.5%, 8/15/2030		290,000	270,999
144A, 5.375%, 6/1/2029		548,000	540,466
144A, 6.375%, 9/1/2029		205,000	205,629
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		85,000	85,403
Cogent Communications Group LLC, 144A, 7.0%, 6/15/2027		215,000	211,752
Connect Holding II LLC, 144A, 10.5%, 4/3/2031		105,000	104,361
CSC Holdings LLC, 144A, 4.125%, 12/1/2030		520,000	312,046
Directv Financing LLC, 144A, 8.875%, 2/1/2030		250,000	249,164
Discovery Communications LLC, 4.125%, 5/15/2029		225,000	216,640
Discovery Global Holdings, Inc.:
4.054%, 3/15/2029		180,000	174,150
5.05%, 3/15/2042		115,000	75,763
DISH DBS Corp., 7.375%, 7/1/2028		112,000	108,680
DISH Network Corp., 144A, 11.75%, 11/15/2027		395,000	406,947
EchoStar Corp.:
6.75%, 11/30/2030, PIK		171,125	172,795
10.75%, 11/30/2029		170,000	183,643
Flash Compute LLC, 144A, 7.25%, 12/31/2030		170,000	171,154
Getty Images, Inc., 144A, 10.5%, 11/15/2030		40,000	35,873
Gray Media, Inc., 144A, 4.75%, 10/15/2030 (b)		85,000	65,584
Level 3 Financing, Inc., 144A, 4.25%, 7/1/2028		185,000	178,504
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029		100,000	93,839
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031		240,000	213,380
144A, 4.625%, 6/1/2028		135,000	131,981
McGraw-Hill Education, Inc., 144A, 8.0%, 8/1/2029		105,000	104,844
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		217,000	217,603
Nexstar Media, Inc.:
144A, 6.5%, 9/15/2033		172,000	173,310
144A, 7.25%, 4/15/2034		109,000	109,324
OAK-Eagle Acquireco, Inc., 144A, 8.75%, 7/1/2034		196,000	205,191
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		85,000	78,620
Snap, Inc., 144A, 6.875%, 3/1/2033		85,000	80,263
SV RNO Property Owner 1 LLC, 144A, 5.875%, 3/1/2031		240,000	237,238
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		200,000	196,264
Uniti Group LP, 144A, 6.5%, 2/15/2029 (b)		145,000	140,830

Univision Communications, Inc.:
144A, 8.0%, 8/15/2028		240,000	243,598
144A, 9.375%, 8/1/2032		41,000	42,255
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031		169,000	172,955
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	330,883
Vodafone Group PLC, 7.0%, 4/4/2079		490,000	503,993
Windstream Services LLC, 144A, 8.25%, 10/1/2031		148,000	154,683
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/2030		221,000	189,637
			8,318,950
Consumer Discretionary 12.8%
American Axle & Manufacturing, Inc., 144A, 7.75%, 10/15/2033		125,000	121,687
Bath & Body Works, Inc., 6.75%, 7/1/2036		188,000	180,267
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		89,000	84,622
Carnival Corp.:
144A, 5.75%, 8/1/2032		540,000	539,824
144A, 5.875%, 6/15/2031		524,000	530,441
Carvana Co., 144A, 9.0%, 6/1/2031		152,276	164,657
Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/2031		97,000	91,156
Crocs, Inc.:
144A, 4.125%, 8/15/2031		45,000	40,493
144A, 4.25%, 3/15/2029		110,000	105,580
Cyprium Corp., 144A, 6.125%, 4/15/2031		141,000	139,000
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		30,000	28,022
Global Auto Holdings Ltd., 144A, 8.375%, 1/15/2029		200,000	182,706
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		107,000	109,246
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		257,000	241,534
Men's Wearhouse LLC, 144A, 9.0%, 2/1/2031 (b)		58,000	59,527
Michaels Companies, Inc., 144A, 8.5%, 3/15/2033		315,000	306,651
Mohegan Tribal Gaming Authority, 144A, 8.25%, 4/15/2030		205,000	209,865
Nissan Motor Acceptance Co. LLC:
144A, 1.85%, 9/16/2026		135,000	132,685
144A, 2.75%, 3/9/2028		140,000	130,891
144A, 5.55%, 9/13/2029		110,000	106,033
144A, 6.125%, 9/30/2030		50,000	48,052
Papa John's International, Inc., 144A, 3.875%, 9/15/2029		103,000	97,613
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		104,000	97,261
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	200,000	224,146
144A, 5.125%, Perpetual (b)		200,000	199,520
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		161,000	159,788
Sabre GLBL, Inc., 144A, 11.125%, 7/15/2030		65,000	55,169
Six Flags Entertainment Corp., 144A, 7.25%, 5/15/2031		145,000	139,608
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		46,000	39,937
Staples, Inc.:
144A, 10.75%, 9/1/2029		186,000	172,016
144A, 12.75%, 1/15/2030		25,000	16,896
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		210,000	210,178
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		211,000	219,063
Whirlpool Corp., 2.4%, 5/15/2031		75,000	59,689
Wolverine World Wide, Inc., 144A, 4.0%, 8/15/2029		45,000	41,653
			5,285,476
Consumer Staples 2.3%
Albertsons Companies, Inc., 144A, 5.625%, 3/31/2032		76,000	74,823
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028		85,000	79,044
Coty, Inc., 144A, 5.6%, 1/15/2031		85,000	82,283
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032		67,000	68,238

HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029		155,000	145,040
Industrial F&B Investments III, Inc., 144A, 7.75%, 2/11/2033		97,000	98,004
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		110,000	114,516
TKC Holdings, Inc., 144A, 8.5%, 8/15/2030		134,000	135,117
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		160,000	158,322
			955,387
Energy 11.3%
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032		316,000	320,563
144A, 6.625%, 7/15/2033		372,000	378,388
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033		137,000	136,966
144A, 7.625%, 4/1/2032		145,000	147,150
144A, 7.875%, 4/15/2032		85,000	86,841
Excelerate Energy LP, 144A, 8.0%, 5/15/2030		223,000	233,393
Genesis Energy LP:
6.75%, 3/15/2034		107,000	106,494
8.0%, 5/15/2033		65,000	67,164
8.25%, 1/15/2029		169,000	174,627
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029		186,000	190,226
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		110,000	111,067
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032		185,000	191,299
Kodiak Gas Services LLC, 144A, 5.875%, 4/1/2031		94,000	94,466
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		200,000	206,833
SM Energy Co.:
144A, 6.625%, 4/15/2034		45,000	44,873
144A, 7.0%, 8/1/2032		179,000	182,776
144A, 8.625%, 11/1/2030		40,000	42,203
144A, 8.75%, 7/1/2031		65,000	67,944
144A, 9.625%, 6/15/2033		71,000	78,435
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		143,000	147,070
Sunoco LP, 144A, 7.875%, Perpetual		207,000	211,352
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		52,308	53,535
Transocean International Ltd., 144A, 8.75%, 2/15/2030		77,000	80,095
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		201,000	178,105
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030 (b)		42,000	42,884
144A, 9.875%, 2/1/2032		210,000	225,537
Venture Global Plaquemines LNG LLC:
144A, 6.5%, 6/15/2034		166,000	172,798
144A, 6.75%, 1/15/2036		283,000	299,740
144A, 7.75%, 5/1/2035		340,000	381,065
			4,653,889
Financials 8.3%
Acrisure LLC:
144A, 6.0%, 8/1/2029		65,000	61,035
144A, 6.75%, 7/1/2032		129,000	124,307
Alliant Holdings Intermediate LLC:
144A, 4.25%, 10/15/2027		135,000	132,308
144A, 6.5%, 10/1/2031		99,000	97,213
Ardonagh Finco Ltd.:
REG S, 6.875%, 2/15/2031	EUR	145,000	166,442
144A, 6.875%, 2/15/2031	EUR	200,000	229,575
CrossCountry Intermediate HoldCo LLC, 144A, 6.5%, 10/1/2030		107,000	101,986
EZCORP, Inc., 144A, 7.375%, 4/1/2032		405,000	423,069
FirstCash, Inc., 144A, 6.875%, 3/1/2032		70,000	71,345

Freedom Mortgage Holdings LLC:
144A, 6.875%, 5/1/2031		162,000	151,455
144A, 8.375%, 4/1/2032		39,000	38,364
144A, 9.25%, 2/1/2029		70,000	70,951
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031		200,000	201,684
HUB International Ltd., 144A, 5.625%, 12/1/2029		285,000	276,463
Icahn Enterprises LP:
5.25%, 5/15/2027		90,000	88,192
9.75%, 1/15/2029		55,000	54,073
Navient Corp.:
4.875%, 3/15/2028		200,000	188,771
5.0%, 3/15/2027		90,000	87,972
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		150,000	150,504
PennyMac Financial Services, Inc.:
144A, 7.125%, 11/15/2030		165,000	163,973
144A, 7.875%, 12/15/2029		80,000	81,837
Starwood Property Trust, Inc.:
144A, (REIT), 5.25%, 10/15/2028		120,000	118,632
144A, (REIT), 6.0%, 4/15/2030		140,000	139,729
144A, (REIT), 6.5%, 10/15/2030		196,000	198,786
			3,418,666
Health Care 6.6%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		200,000	204,769
Avantor Funding, Inc., 144A, 3.875%, 11/1/2029		110,000	103,201
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)		80,000	79,240
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		50,000	36,250
144A, 11.0%, 9/30/2028		140,000	142,805
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		590,000	559,101
144A, 4.0%, 3/15/2031		183,000	170,244
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		155,000	142,898
144A, 5.25%, 5/15/2030		280,000	263,895
144A, 6.875%, 4/15/2029		45,000	43,274
Embecta Corp., 144A, 5.0%, 2/15/2030 (b)		175,000	161,876
LifePoint Health, Inc., 144A, 8.375%, 2/15/2032		171,000	182,615
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030		95,000	84,933
144A, 4.375%, 6/15/2028		175,000	169,219
Organon & Co., 144A, 6.75%, 5/15/2034		200,000	178,165
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		210,000	217,770
			2,740,255
Industrials 4.7%
ADT Security Corp., 144A, 4.875%, 7/15/2032		221,000	206,431
American Airlines, Inc., 144A, 5.5%, 4/20/2026		22,917	22,926
ATS Corp., 144A, 4.125%, 12/15/2028		220,000	212,019
Deluxe Corp., 144A, 8.0%, 6/1/2029		110,000	110,716
Enviri Corp., 144A, 5.75%, 7/31/2027		145,000	144,650
Luna 1.5 SARL, REG S, 10.5%, 7/1/2032	EUR	100,000	122,520
RXO, Inc., 144A, 6.375%, 5/15/2031		185,000	177,509
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	142,798
Stena International SA, 144A, 7.25%, 1/15/2031		200,000	202,106
Synergy Infrastructure Holdings LLC, 144A, 7.875%, 12/1/2030		147,000	149,840

TransDigm, Inc.:
144A, 6.125%, 7/31/2034		48,000	47,210
144A, 6.375%, 5/31/2033		405,000	402,841
			1,941,566
Information Technology 5.0%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	200,000	242,025
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		110,000	103,249
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		100,000	94,843
144A, 9.0%, 9/30/2029		315,000	303,872
CoreWeave, Inc., 144A, 9.25%, 6/1/2030		104,000	101,053
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		85,000	87,760
144A, 8.625%, 5/15/2032		100,000	104,376
Insight Enterprises, Inc., 144A, 6.625%, 5/15/2032		419,000	404,400
McAfee Corp., 144A, 7.375%, 2/15/2030 (b)		80,000	66,095
Open Text Corp.:
144A, 3.875%, 2/15/2028		165,000	158,872
144A, 3.875%, 12/1/2029		47,000	42,002
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		80,000	62,424
Rocket Software, Inc., 144A, 6.5%, 2/15/2029 (b)		85,000	76,499
UKG, Inc., 144A, 6.875%, 2/1/2031		95,000	92,845
Viasat, Inc., 144A, 6.5%, 7/15/2028 (b)		120,000	118,571
			2,058,886
Materials 9.7%
Ashland, Inc., 144A, 3.375%, 9/1/2031 (b)		706,000	633,945
Avient Corp., 144A, 6.25%, 11/1/2031		242,000	243,690
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		150,000	141,925
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		120,000	124,060
Celanese U.S. Holdings LLC, 6.75%, 4/15/2033		85,000	87,207
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		179,000	185,920
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		46,000	41,316
Consolidated Energy Finance SA, REG S, 5.0%, 10/15/2028	EUR	100,000	104,619
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		214,000	208,357
First Quantum Minerals Ltd.:
144A, 6.375%, 2/15/2036		200,000	192,403
144A, 7.25%, 2/15/2034		200,000	203,607
144A, 8.0%, 3/1/2033		200,000	208,471
FMC Corp.:
3.45%, 10/1/2029		95,000	84,858
8.45%, 11/1/2055		55,000	35,412
Iris Holding, Inc., 144A, 10.0%, 12/15/2028 (b)		35,000	28,952
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		135,000	127,539
Mineral Resources Ltd.:
144A, 7.0%, 4/1/2031		155,000	158,398
144A, 8.0%, 11/1/2027		65,000	65,830
Novelis Corp., 144A, 4.75%, 1/30/2030		245,000	231,789
Olin Corp., 144A, 6.625%, 4/1/2033		267,000	261,186
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033		384,000	366,375
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029		65,000	64,675
SunCoke Energy, Inc., 144A, 4.875%, 6/30/2029		85,000	76,701
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		46,000	44,778
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)		95,000	76,067
			3,998,080

Real Estate 5.6%
Iron Mountain, Inc.:
144A, (REIT), 4.5%, 2/15/2031	115,000	107,990
144A, (REIT), 5.25%, 7/15/2030	395,000	383,765
MPT Operating Partnership LP, 144A, (REIT), 8.5%, 2/15/2032	95,000	96,312
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029	435,000	417,555
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029	75,000	73,682
144A, (REIT), 8.0%, 7/15/2030	129,000	124,508
RLJ Lodging Trust LP, 144A, (REIT), 4.0%, 9/15/2029	329,000	308,137
Service Properties Trust, 144A, (REIT), Zero Coupon , 9/30/2028	293,000	266,570
XHR LP, 144A, (REIT), 4.875%, 6/1/2029	530,000	513,436
		2,291,955
Utilities 4.6%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	856,000	840,886
Electricite de France SA, 144A, 9.125%, Perpetual	200,000	231,602
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033	216,000	215,726
NRG Energy, Inc., 144A, 3.625%, 2/15/2031	70,000	64,460
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	205,000	200,173
Vistra Corp., 144A, 7.0%, Perpetual	240,000	240,308
VoltaGrid LLC, 144A, 7.375%, 11/1/2030	119,000	122,904
		1,916,059
Total Corporate Bonds (Cost $37,815,812)		37,579,169

Convertible Bonds 1.1%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (b) (Cost $461,564)	465,000	460,350

Loan Participations and Assignments 3.0%
Senior Loans (c)
Asurion LLC, Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.032%, 1/20/2029	169,252	168,421
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.168%, 9/27/2029	129,340	129,805
CP Atlas Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.918%, 7/8/2030	44,775	41,417
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.54%, 6/30/2028	17,126	17,280
Garda World Security Corp., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.421%, 2/1/2029	145,781	145,052
McAfee LLC, First Lien Term Loan B, 3/1/2029 (d)	46,511	41,686
Men's Wearhouse, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.414%, 1/28/2031	46,000	46,043
TransDigm, Inc., Term Loan J, 1 mo. USD Term SOFR + 2.5%, 6.168%, 2/28/2031	213,912	214,181
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.418%, 8/1/2030	424,665	419,225
Total Loan Participations and Assignments (Cost $1,230,844)		1,223,110

	Shares	Value ($)

Exchange-Traded Funds 3.7%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	2,900	105,328
iShares Broad USD High Yield Corporate Bond ETF (b)	17,000	626,280
iShares Core S&P 500 ETF	325	212,293
State Street SPDR Portfolio High Yield Bond ETF	25,000	583,000
Total Exchange-Traded Funds (Cost $1,550,343)		1,526,901

Common Stocks 0.2%
Industrials
Quad Graphics, Inc.	287	1,897
Luxco Co., Ltd. * (e)	3,789	64,598
Total Common Stocks (Cost $64,641)		66,495

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $244,286)	1,100	14,170

Securities Lending Collateral 5.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (f) (g) (Cost $2,414,979)	2,414,979	2,414,979

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 3.66% (f) (Cost $508,924)	508,924	508,924

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $44,291,393)	106.0	43,794,098
Other Assets and Liabilities, Net	(6.0)	(2,484,865)
Net Assets	100.0	41,309,233
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Exchange-Traded Funds 0.0%
Xtrackers USD High Yield Corporate Bond ETF (h)
220,980	—	221,881	1,021	(120)	—	—	—	—
Securities Lending Collateral 5.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (f) (g)
1,651,806	763,173 (i)	—	—	—	4,719	—	2,414,979	2,414,979
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 3.66% (f)
609,984	7,087,426	7,188,486	—	—	7,021	—	508,924	508,924
2,482,770	7,850,599	7,410,367	1,021	(120)	11,740	—	2,923,903	2,923,903

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $2,361,843, which is 5.7% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	All or a portion of the security represents unsettled loan commitments at March 31, 2026 where the rate will be determined at the time of settlement.

(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Affiliated fund managed by DBX Advisors LLC.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,210,651	USD	1,397,491	4/30/2026	(3,973)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$37,579,169	$—	$37,579,169
Convertible Bonds	—	460,350	—	460,350
Loan Participations and Assignments	—	1,223,110	—	1,223,110
Exchange-Traded Funds	1,526,901	—	—	1,526,901
Common Stocks
Industrials	1,897	—	64,598	66,495
Warrants	—	—	14,170	14,170
Short-Term Investments (a)	2,923,903	—	—	2,923,903
Total	$4,452,701	$39,262,629	$78,768	$43,794,098

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(3,973)	$—	$(3,973)
Total	$—	$(3,973)	$—	$(3,973)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS2HI-PH1